Note 12 - Subordinated Notes Payable	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
12.	Subordinated notes payable:

(thousands of Canadian dollars)
	2023	2022

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 22), fixed effective interest rate of 10.41%, maturing March 2029.	$4,919	$4,908

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031.	101,931	100,043

	$106,850	$104,951